Average balance sheet and interest rates	6 Months Ended
Mar. 31, 2021
Average balance sheet and interest rates
Average balance sheet and interest rates

Note 8. Average balance sheet and interest rates

	Half Year March 2021			Half Year Sept 2020			Half Year March 2020
	Average		Average	Average		Average	Average		Average
	balance	Interest	rate	balance	Interest	rate	balance	Interest	rate
	$m	$m	%	$m	$m	%	$m	$m	%
Assets
Interest earning assets
Collateral paid	14,708	10	0.1	18,338	6	0.1	13,126	69	1.1
Trading securities and financial assets measured at FVIS	27,172	91	0.7	32,021	125	0.8	27,237	234	1.7
Investment securities	87,628	626	1.4	84,010	640	1.5	72,352	881	2.4
Loans and other receivables[1]	680,286	10,642	3.1	696,096	11,592	3.3	700,256	13,500	3.9
Assets held for sale	3,156	65	4.1	—	—	—	—	—	—
Total interest earning assets and interest income	812,950	11,434	2.8	830,465	12,363	3.0	812,971	14,684	3.6
Non-interest earning assets
Derivative financial instruments	21,879			32,051			30,617
Life insurance assets	3,575			2,397			6,831
Assets held for sale	1,267			—			—
All other assets[2]	61,760			62,883			61,945
Total non-interest earning assets	88,481			97,331			99,393
Total assets	901,431			927,796			912,364

Liabilities
Interest bearing liabilities
Collateral received	6,483	2	0.1	8,583	7	0.2	6,579	19	0.6
Deposits and other borrowings	524,723	1,107	0.4	524,744	1,899	0.7	512,522	3,155	1.2
Loan capital	25,540	409	3.2	23,240	370	3.2	22,182	430	3.9
Other interest bearing liabilities[3]	171,209	1,559	1.8	192,147	2,391	2.5	201,285	2,080	2.1
Liabilities held for sale	1,332	9	1.4	—	—	—	—	—	—
Total interest bearing liabilities and interest expense	729,287	3,086	0.8	748,714	4,667	1.2	742,568	5,684	1.5
Non-interest bearing liabilities
Deposits and other borrowings	60,473			56,961			52,823
Derivative financial instruments	24,101			36,219			30,279
Life insurance liabilities	1,295			387			5,611
Liabilities held for sale	1,610			—			—
All other liabilities[4]	15,031			17,061			13,405
Total non-interest bearing liabilities	102,510			110,628			102,118
Total liabilities	831,797			859,342			844,686
Shareholders' equity	69,583			68,403			67,625
NCI	51			51			53
Total equity	69,634			68,454			67,678
Total liabilities and equity	901,431			927,796			912,364

Loans and other receivables[1]
Australia	576,394	9,163	3.2	583,758	9,914	3.4	587,528	11,401	3.9
New Zealand	89,570	1,411	3.2	86,527	1,499	3.5	83,841	1,738	4.1
Other overseas	14,322	68	1.0	25,811	179	1.4	28,887	361	2.5

Deposits and other borrowings
Australia	452,206	842	0.4	445,733	1,412	0.6	426,021	2,333	1.1
New Zealand	59,648	236	0.8	57,728	366	1.3	56,464	516	1.8
Other overseas	12,869	29	0.5	21,283	121	1.1	30,037	306	2.0
1.

Loans and other receivables are net of Stage 3 provision for ECL, where interest income is determined based on their carrying value. Stage 1 and 2 provisions for ECL are not included in the average interest earning assets balance, as interest income is determined based on the gross value of loans and other receivables.

2.	Includes property and equipment, intangible assets, deferred tax assets, non-interest bearing loans relating to mortgage offset accounts and all other non-interest earning financial assets.
3.	Includes net impact of Treasury balance sheet management activities and the Bank Levy.
4.	Includes other financial liabilities, provisions, current and deferred tax liabilities and other liabilities.